TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Trade receivables	Rp 11,016	Rp 9,301
Gross or Cost
Trade and other receivables
Trade receivables	17,223	14,844
Provision for impairment
Trade and other receivables
Trade receivables	(6,207)	(5,543)	Rp (4,331)
Related parties
Trade and other receivables
Trade receivables	1,741	2,014
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	2,911	3,375
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	2,909	3,368
Related parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	2	7
Related parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	0	0
Related parties | Provision for impairment
Trade and other receivables
Trade receivables	(1,170)	(1,361)
Third parties
Trade and other receivables
Trade receivables	9,275	7,287
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	14,312	11,469
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	11,902	9,977
Third parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	2,298	1,372
Third parties | Gross or Cost | Malaysian ringgits
Trade and other receivables
Trade receivables	23	82
Third parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	89	38
Third parties | Provision for impairment
Trade and other receivables
Trade receivables	Rp (5,037)	Rp (4,182)